Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2021

STM-QTLY-0521
1.814658.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	$450	$545
5% 7/1/27 (Build America Mutual Assurance Insured)	500	618
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (a)	4,000	4,642
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,630
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	585	610
5% 3/1/23	830	901
5% 3/1/24	1,225	1,381
5% 3/1/25	1,225	1,427
Series 2016 B:
5% 3/1/22	1,330	1,387
5% 3/1/24	1,210	1,364
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	5,030	5,087
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	3,145	3,249

TOTAL ALABAMA		23,841

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,489
Series C, 5% 9/1/22	980	1,046

TOTAL ALASKA		2,535

Arizona - 3.2%
Arizona Board of Regents Arizona State Univ. Rev. Series 2016 A, 5% 7/1/26	275	325
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/23	1,950	2,179
5% 10/1/24	2,025	2,345
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,113
5% 12/1/22	785	845
5% 12/1/23	980	1,100
5% 12/1/24	1,465	1,701
Arizona State Lottery Rev. Series 2019, 5% 7/1/22	2,045	2,169
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,700
Series 2007, 2.7%, tender 8/14/23 (a)(b)	13,435	14,111
Series 2019, 5%, tender 6/3/24 (a)(b)	24,230	27,509
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (a)	1,505	1,543
Glendale Union School District 205 Series A:
5% 7/1/26 (FSA Insured)	200	243
5% 7/1/27 (FSA Insured)	250	312
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,039
Series 2017, 5% 7/1/22	3,320	3,503
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	735	743
5% 7/1/22 (FSA Insured)	1,145	1,214
5% 7/1/23 (FSA Insured)	1,365	1,510
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	5,155	6,238
Series 2016 A, 5% 1/1/25	4,725	5,512
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,118
4% 7/1/25	800	918
4% 7/1/26	900	1,057
4% 7/1/27	225	270
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,492
Series 2019 B:
5% 7/1/24 (b)	1,550	1,764
5% 7/1/25 (b)	1,500	1,758
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,300
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,229
5% 12/1/22	2,415	2,606
5% 12/1/23	3,350	3,758
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	4,085	4,521
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,258
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,557
5% 7/1/26	2,000	2,441

TOTAL ARIZONA		109,001

California - 3.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (a)	5,000	5,323
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,578
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,494
California Gen. Oblig.:
Series 2014, 5% 5/1/24	2,145	2,454
Series 2017, 5% 8/1/26	1,200	1,478
Series 2020:
4% 11/1/26	700	830
5% 11/1/24	2,000	2,329
5% 11/1/26	3,000	3,722
Series 2021:
5% 12/1/24	1,380	1,612
5% 12/1/25	15,115	18,272
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	4,005	4,039
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.18%, tender 4/1/21 (a)	3,000	3,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,214
5% 6/1/22	1,685	1,776
5% 6/1/23	1,925	2,113
5% 6/1/24	1,085	1,234
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,328
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (b)	1,000	1,174
Series 2017 B, 5% 5/15/25 (b)	2,265	2,660
Series 2018 B, 5% 5/15/25 (b)	1,305	1,536
Series 2018 C, 5% 5/15/27 (b)	1,615	1,998
Series 2020 C, 5% 5/15/26 (b)	2,645	3,206
Series A, 5% 5/15/24 (b)	1,010	1,150
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (b)	980	1,010
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	2,330	2,870
Series B1, 5% 7/1/26	4,300	5,296
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	11,065
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,069
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,157
5% 11/1/24	1,955	2,217
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/21 (b)	2,445	2,453
Series H:
5% 5/1/26 (b)	1,830	2,192
5% 5/1/27 (b)	3,400	4,164
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (b)	1,000	1,209
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A:
5% 1/1/24 (b)	1,660	1,865
5% 1/1/27 (b)	2,290	2,809
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,537
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	8,000	7,953

TOTAL CALIFORNIA		124,386

Colorado - 2.1%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,350	1,401
Series 2019 B:
5%, tender 8/1/25 (a)	2,950	3,408
5%, tender 8/1/26 (a)	2,035	2,421
5%, tender 11/19/26 (a)	6,680	8,261
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	1,840	1,834
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,299
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,635	1,828
Series 2019 H, 4.25% 11/1/49	820	918
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,831
Series 2014 A, 5% 6/1/23	3,775	4,145
Series 2020, 5% 6/1/26	1,000	1,212
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,589
5% 11/15/25	1,020	1,228
5% 11/15/26	1,000	1,240
5% 11/15/26	900	1,116
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	14,230	16,191
Denver City & County Arpt. Rev. Series 2020 B1, 5% 11/15/24 (b)	1,500	1,734
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	2,136
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	9,030	9,494

TOTAL COLORADO		70,286

Connecticut - 4.2%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	23,083
Series 2014 H, 5% 11/15/21	6,255	6,441
Series 2016 A, 5% 3/15/26	1,925	2,326
Series 2018 C, 5% 6/15/23	1,265	1,397
Series 2019 A:
5% 4/15/23	2,420	2,653
5% 4/15/25	4,380	5,155
5% 4/15/26	2,355	2,852
5% 4/15/30	965	1,235
Series 2019 B:
5% 2/15/23	14,690	15,996
5% 2/15/24	16,995	19,251
Series C, 4% 6/1/26	1,100	1,281
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	3,200	3,171
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,268
Series 2017 B, 0.55%, tender 7/3/23 (a)	15,000	15,007
Series X2, 0.25%, tender 2/9/24 (a)	8,300	8,222
Series 2016 A, 2%, tender 7/1/26 (a)	1,725	1,837
Series 2018 S:
5% 7/1/23	1,455	1,601
5% 7/1/24	1,000	1,138
Series 2019 A:
4% 7/1/23 (c)	1,045	1,068
4% 7/1/24 (c)	1,090	1,119
5% 7/1/25 (c)	705	753
5% 7/1/28 (c)	1,315	1,430
5% 7/1/29 (c)	940	1,023
Series 2019 Q-1:
5% 11/1/21	1,000	1,027
5% 11/1/23	1,870	2,081
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	910	926
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,786
Series A:
5% 5/1/24	1,000	1,138
5% 9/1/26	1,025	1,254
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,490	1,591
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,158
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,512
5% 1/1/26	3,735	4,469
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,041
Series 2016 A, 5% 3/15/22	775	810
Series 2019 A:
5% 11/1/26	1,000	1,229
5% 11/1/26	1,065	1,309

TOTAL CONNECTICUT		145,638

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	1,475	1,497
District Of Columbia - 2.0%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,174
5% 3/1/24	600	682
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	7,540	7,836
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (b)	1,305	1,336
5% 10/1/24 (b)	1,175	1,203
Series 2012 A, 5% 10/1/22 (b)	6,185	6,612
Series 2014 A, 5% 10/1/23 (b)	1,035	1,151
Series 2017 A, 5% 10/1/26 (b)	11,905	14,518
Series 2018 A:
5% 10/1/21 (b)	3,595	3,677
5% 10/1/23 (b)	3,000	3,336
Series 2019 A:
5% 10/1/22 (b)	1,815	1,940
5% 10/1/23 (b)	465	517
5% 10/1/25 (b)	1,410	1,674
Series 2020 A:
5% 10/1/21 (b)	3,115	3,186
5% 10/1/22 (b)	4,540	4,853
5% 10/1/23 (b)	2,390	2,658
5% 10/1/24 (b)	4,470	5,151
5% 10/1/25 (b)	4,470	5,308

TOTAL DISTRICT OF COLUMBIA		66,812

Florida - 7.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	991
Series 2015 C:
5% 7/1/21	635	642
5% 7/1/22	3,645	3,861
5% 7/1/23	2,935	3,229
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	600	640
Series 2012 P1, 5% 10/1/25 (b)	6,645	7,115
Series 2013 A, 5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (b)	2,035	2,277
Series 2015 C, 5% 10/1/24 (b)	1,015	1,165
Series 2019 A:
5% 10/1/23 (b)	1,200	1,333
5% 10/1/24 (b)	1,300	1,492
5% 10/1/25 (b)	1,500	1,771
Series 2019 B:
5% 10/1/24 (b)	750	861
5% 10/1/25 (b)	755	891
Series A:
5% 10/1/22 (b)	2,935	3,133
5% 10/1/23 (b)	3,930	4,364
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,371
Series 2015 A:
5% 7/1/21	4,400	4,452
5% 7/1/22	3,425	3,631
5% 7/1/23	2,690	2,967
5% 7/1/24	1,290	1,476
Series 2015 B:
5% 7/1/22	4,490	4,760
5% 7/1/23	2,695	2,973
5% 7/1/24	1,120	1,281
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	602
5% 10/1/26	1,940	2,259
Florida Board of Ed. Pub. Ed. Cap. Outlay Series B, 5% 6/1/26	20,000	24,491
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	229
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,031
5% 10/1/22	1,955	2,076
5% 10/1/23	1,240	1,371
5% 10/1/24	1,955	2,233
5% 10/1/25	1,710	2,011
5% 10/1/26	1,955	2,292
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	622
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (b)	300	365
Series 2017 A:
5% 10/1/25 (b)	980	1,162
5% 10/1/26 (b)	1,955	2,378
Series 2019 A:
5% 10/1/24 (b)	12,700	14,634
5% 10/1/25 (b)	6,700	7,956
5% 10/1/27 (b)	1,055	1,313
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,410
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (b)	4,240	4,718
5% 10/1/26 (b)	2,910	3,232
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,165
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	1,955	2,068
5% 7/1/23	3,005	3,287
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,677
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,051
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,444
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	1,465	1,564
5% 10/1/24 (b)	1,800	1,925
Series 2016 A, 5% 10/1/27	1,275	1,549
Series 2020 A, 5% 10/1/23	2,600	2,899
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	1,955	1,977
5% 7/1/22	1,955	2,068
5% 7/1/23	1,955	2,070
Series 2014 B:
5% 7/1/22	1,465	1,549
5% 7/1/23	3,180	3,499
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,000	1,008
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,355	9,469
Series 2014 D:
5% 11/1/21	6,140	6,310
5% 11/1/22	2,850	3,064
5% 11/1/23	7,485	8,358
Series 2015 A:
5% 5/1/21	3,915	3,929
5% 5/1/22	4,440	4,669
5% 5/1/23	6,360	6,967
Series 2015 B, 5% 5/1/24	28,955	32,901
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/21 (Escrowed to Maturity)	1,465	1,511
5% 12/1/23 (Escrowed to Maturity)	190	214
5% 12/1/24 (Escrowed to Maturity)	380	443
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,114
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	3,999
5% 8/1/21	5,185	5,266
5% 8/1/22	980	1,042
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	980	1,003
5% 10/1/22	980	1,049
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,157
5% 7/1/26	1,115	1,358
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,165
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,446
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24 (c)	500	509

TOTAL FLORIDA		267,804

Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/22	980	1,015
Series 2020 A, 5% 7/1/26 (b)	3,000	3,629
Series 2020 B, 5% 7/1/27 (b)	4,000	4,949
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	22,113
Series 2013, 1.55%, tender 8/19/22 (a)	6,770	6,880
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,721
Series 2012, 1.7%, tender 8/22/24 (a)	3,400	3,511
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,585
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	900	977
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	4,840	5,766
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	1,005
4% 11/1/24	1,420	1,592
5% 1/1/25	1,000	1,158
5% 1/1/26	1,125	1,340
5% 1/1/26	1,000	1,191
5% 1/1/27	760	928
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,049
5% 10/1/23	2,365	2,640
Series R, 5% 10/1/21	4,890	5,004
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,862
5% 6/1/25	5,000	5,917
5% 6/1/26	2,500	3,053
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,118
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,695
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	1,810	2,052
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,260
Series 2020 B, 5% 9/1/25	2,570	3,066

TOTAL GEORGIA		124,076

Hawaii - 0.4%
Hawaii Gen. Oblig. Series FT, 5% 1/1/27	1,290	1,600
Honolulu City & County Gen. Oblig. Series 2020 F:
5% 7/1/24	1,575	1,810
5% 7/1/25	1,255	1,492
5% 7/1/26	800	979
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	3,290	3,910
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (b)	540	547
5% 8/1/22 (b)	2,030	2,139
5% 8/1/23 (b)	1,440	1,586

TOTAL HAWAII		14,063

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	395	440
Illinois - 10.3%
Champaign County Cmnty. Unit:
Series 2019, 4% 6/1/24	420	465
Series 2020 A, 0% 1/1/22	200	199
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,030	9,984
Series 2017 C:
5% 12/1/26	485	571
5% 12/1/27	1,830	2,191
Series 2018 C, 5% 12/1/24	13,000	14,714
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	4,035
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	5,062
5% 1/1/23	5,770	6,243
5% 1/1/25	1,700	1,836
Series 2014 A:
5% 1/1/22 (b)	2,000	2,069
5% 1/1/24 (b)	10,490	11,712
Series 2014 B, 5% 1/1/23	2,915	3,154
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	295	300
5% 1/1/23	525	548
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (b)	3,670	3,797
Series 2012 B, 4% 1/1/27 (b)	660	676
Series 2013 A, 5% 1/1/23 (b)	2,730	2,951
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	3,915	4,055
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	3,150	3,263
Series 2015 A:
5% 1/1/24 (b)	1,230	1,377
5% 1/1/26 (b)	1,600	1,855
5% 1/1/27 (b)	1,000	1,155
Series 2015 B, 5% 1/1/24	1,375	1,544
Series 2016 A, 5% 1/1/27 (b)	840	994
Series 2017 D:
5% 1/1/26 (b)	445	530
5% 1/1/27 (b)	1,595	1,945
Series 2020 B, 5% 1/1/26	1,310	1,565
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	2,305	2,321
5% 6/1/25	1,225	1,431
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,214
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,409
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	980	1,010
Series 2012 C:
5% 11/15/21	5,465	5,626
5% 11/15/22	1,260	1,357
Series 2014 A:
5% 11/15/21	490	504
5% 11/15/22	1,325	1,427
Series 2021 A:
5% 11/15/22	1,350	1,454
5% 11/15/23	375	420
5% 11/15/24	425	492
5% 11/15/25	425	506
5% 11/15/26	850	1,041
5% 11/15/27	1,075	1,346
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (a)	2,125	2,410
5%, tender 11/15/26 (a)	2,830	3,384
Series 2020 A:
5% 8/15/23	1,000	1,110
5% 8/15/24	1,080	1,242
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,926
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	740	853
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,167
5% 5/15/27	9,260	11,394
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	3,000
Series 2017 B, 5%, tender 12/15/22 (a)	4,825	5,195
Series E, 2.25%, tender 4/29/22 (a)	23,105	23,614
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,145
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,270	1,338
Series 2012:
5% 9/1/21	2,000	2,039
5% 9/1/22	3,455	3,685
Series 2015 A:
5% 11/15/22	490	527
5% 11/15/24	1,490	1,716
5% 11/15/25	1,905	2,259
5% 11/15/26	1,955	2,317
Series 2015 B, 5% 11/15/24	1,910	2,206
Series 2016 A:
5% 8/15/21 (Escrowed to Maturity)	685	697
5% 2/15/23	980	1,065
5% 8/15/23 (Escrowed to Maturity)	1,465	1,628
5% 8/15/24 (Escrowed to Maturity)	2,135	2,463
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,241
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	7,259
Series 2016 C:
5% 2/15/22	3,335	3,474
5% 2/15/23	8,870	9,659
5% 2/15/24	5,220	5,898
5% 2/15/27	1,875	2,323
Series 2016:
5% 7/1/22	2,895	3,069
5% 5/15/25	490	572
5% 5/15/26	980	1,178
5% 5/15/27	1,225	1,468
Series 2017:
5% 1/1/23	1,465	1,588
5% 1/1/25	2,260	2,639
Series 2019:
5% 9/1/23	400	440
5% 9/1/24	415	471
5% 9/1/25	300	350
5% 4/1/26	1,625	1,950
5% 9/1/26	300	359
5% 4/1/27	2,135	2,624
5% 9/1/27	500	613
5% 4/1/28	1,425	1,786
5% 4/1/29	2,000	2,548
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,275
Series 2012:
5% 8/1/21	2,360	2,394
5% 8/1/22	5,675	5,997
5% 8/1/22 (FSA Insured)	1,105	1,169
Series 2013:
5% 7/1/21	6,360	6,428
5% 7/1/22	10,995	11,581
5.5% 7/1/25	265	290
Series 2014:
5% 2/1/22	2,935	3,041
5% 4/1/23	2,165	2,345
5% 2/1/25	2,275	2,518
Series 2016:
5% 2/1/24	3,100	3,449
5% 1/1/26	2,970	3,465
Series 2017 D, 5% 11/1/25	6,635	7,673
Series 2018 A, 5% 10/1/26	4,615	5,465
Series 2020 B, 5% 10/1/25	5,105	5,925
Series 2020 D, 5% 10/1/24	5,000	5,665
Series 2020, 4.875% 5/1/21	1,940	1,946
Series 2021 B:
5% 3/1/22	2,485	2,583
5% 3/1/23	2,555	2,759
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	790	879
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,278
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	1,320	1,335
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	2,985	3,249
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,715	4,593
0% 1/15/25	4,915	4,700
0% 1/15/26	3,695	3,466
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,359
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,232
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/22	9,780	10,293

TOTAL ILLINOIS		353,589

Indiana - 2.3%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	600	591
Series 2020 B, 0.95%, tender 4/1/26 (a)	1,025	1,009
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	2,114
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	3,345	3,382
Series 2013:
5% 8/15/22	685	729
5% 8/15/23	980	1,088
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,706
Series 2014 A:
5% 10/1/21	370	379
5% 10/1/22	660	707
Series 2015 A:
5% 10/1/24	1,460	1,694
5% 10/1/25	1,590	1,840
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	1,430	1,473
2%, tender 2/1/23 (a)	10	10
Series 2005 A1, 4% 11/1/22	755	800
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	1,785	1,954
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (b)	1,940	2,093
5% 1/1/24 (b)	2,715	3,038
5% 1/1/25 (b)	2,845	3,285
Series 2019 D, 5% 1/1/25 (b)	1,710	1,975
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	980	993
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	24,505	26,254
Series 2016 A, 5%, tender 3/1/23 (a)(b)	1,200	1,302
Series 2017, 5%, tender 11/1/24 (a)(b)	1,250	1,443
Series 2019 A, 5%, tender 6/5/26 (a)(b)	15,985	19,403

TOTAL INDIANA		79,262

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (b)	800	919
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,628
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	522
5% 9/1/23	710	787
5% 9/1/25	785	929

TOTAL KANSAS		3,866

Kentucky - 3.6%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,455
5% 2/1/25	980	1,097
Series 2019, 5% 2/1/23	625	665
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	9,750	9,747
Series 2008 A, 1.2%, tender 6/1/21(a)(b)	8,050	8,061
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	5,750	5,718
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24 (d)	1,065	1,232
5% 11/1/25 (d)	3,000	3,579
5% 11/1/26 (d)	1,000	1,225
5% 11/1/27 (d)	1,000	1,252
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,313
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,590
5% 6/1/24	1,655	1,830
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	1,500	1,663
(Kentucky St Proj.) Series D, 5% 5/1/21	980	983
Series 2015, 5% 8/1/24	1,850	2,115
Series A:
5% 11/1/24	1,250	1,441
5% 11/1/25	1,650	1,962
Series B:
5% 8/1/23	2,715	2,997
5% 8/1/24	2,645	3,024
Series C, 5% 11/1/21	2,515	2,583
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,775
Series A, 4%, tender 6/1/26 (a)	10,545	12,073
Series C1, 4%, tender 6/1/25 (a)	15,000	16,879
Series A:
4% 12/1/23	600	655
4% 12/1/25	825	941
4% 6/1/26	1,085	1,247
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	2,800	3,110
Series 2020 C, 5%, tender 10/1/26 (a)	5,985	7,291
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	1,280	1,453
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	591
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,258
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,340

TOTAL KENTUCKY		125,145

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	4,927
Louisiana Gen. Oblig. Series 2012 C, 5% 7/15/21	3,305	3,350
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,481
5% 7/1/22	980	1,036
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	323
5% 1/1/24 (b)	195	218
5% 1/1/25 (b)	195	225
5% 1/1/26 (b)	490	581
Series 2017 D2:
5% 1/1/23 (b)	390	420
5% 1/1/24 (b)	735	822
5% 1/1/25 (b)	1,390	1,602
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	3,765	3,884
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	3,555	3,626
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,837

TOTAL LOUISIANA		27,332

Maine - 0.2%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	800
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24	350	377
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,377
5% 7/1/22	1,810	1,918

TOTAL MAINE		5,472

Maryland - 0.9%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,701
5% 7/1/25	3,380	4,014
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,175	2,417
Series 2019 C, 3.5% 3/1/50	1,795	1,970
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/21	1,640	1,649
5% 6/1/22	1,750	1,823
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (a)	2,480	3,017
Series 2020, 5%, tender 7/1/25 (a)	5,250	6,067
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	1,880	1,981
5% 7/1/23	980	1,073
5% 7/1/24	1,955	2,214
5% 7/1/25	1,730	2,018

TOTAL MARYLAND		31,944

Massachusetts - 0.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,248
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	3,138
Series 2016 I:
5% 7/1/21	490	495
5% 7/1/22	585	618
5% 7/1/23	660	725
5% 7/1/24	1,075	1,222
5% 7/1/25	1,480	1,735
5% 7/1/26	980	1,182
Series 2019 A:
5% 7/1/23	525	576
5% 7/1/24	1,150	1,307
5% 7/1/25	825	967
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (b)	2,175	2,395
Series 2016, 5% 7/1/24 (b)	2,850	3,244
Series 2020 C:
5% 7/1/25 (b)	850	994
5% 7/1/26 (b)	1,000	1,197
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (a)(d)	2,605	2,609
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	3,005	3,439
5% 7/1/25 (b)	1,115	1,318
Series 2021 E, 5% 7/1/27 (b)	500	620

TOTAL MASSACHUSETTS		31,029

Michigan - 2.8%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,718
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,139
Detroit Gen. Oblig. Series 2020, 5% 4/1/21	875	875
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.759% 7/1/32 (a)(e)	3,980	3,909
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	1,023
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	2,105	2,112
5% 5/1/22	1,810	1,901
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	1,275	1,399
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,030
5% 5/15/24	640	723
5% 5/15/25	1,285	1,497
5% 5/15/26	1,235	1,481
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (a)	2,000	2,114
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,653
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,033
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	1,630	1,706
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,606
Series 2015 A:
5% 8/1/22	2,630	2,793
5% 8/1/23	3,715	4,115
5% 8/1/26	300	344
Series 2015 MI, 5% 12/1/23	1,020	1,145
Series 2020 A:
3% 6/1/21	1,000	1,004
5% 6/1/24	1,000	1,138
5% 6/1/25	2,000	2,351
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	2,280	2,382
5% 3/15/23	3,915	4,271
5% 3/15/24	6,855	7,789
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,672
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,390	1,539
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	3,140	3,223
Series CC, 1.45%, tender 9/1/21 (a)	7,040	7,074
Novi Cmnty. School District Series I:
4% 5/1/24	795	884
4% 5/1/25	600	685
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,170
5% 11/1/23	1,335	1,483
5% 5/1/24	1,880	2,124
5% 11/1/24	1,955	2,244
5% 5/1/25	1,100	1,282
5% 11/1/25	1,195	1,413
5% 11/1/28	985	1,194
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,493
5% 9/1/23	490	544
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	871
5% 7/1/25	500	587
5% 7/1/26	750	906
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	4,020	4,034

TOTAL MICHIGAN		96,673

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,014
5% 1/1/23	980	1,060
Series 2014 B:
5% 1/1/22 (b)	1,955	2,022
5% 1/1/23 (b)	1,480	1,598
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,272
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,200
5% 1/1/23	1,115	1,205
5% 1/1/24	1,560	1,752
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	2,530	2,714
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,466
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,015
5% 1/1/23	1,465	1,585
5% 1/1/24	980	1,104

TOTAL MINNESOTA		22,007

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	446
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	2,240	2,241
Series II, 5%, tender 3/1/27 (a)	1,130	1,346
Series I:
5% 10/1/25	600	710
5% 10/1/27	800	994

TOTAL MISSISSIPPI		5,737

Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	585	601
5% 3/1/23	980	1,035
5% 3/1/24	685	742
5% 3/1/25	710	783
5% 3/1/26	980	1,098
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (b)	1,185	1,412
5% 3/1/27 (b)	4,065	4,955
Series 2020 B:
5% 3/1/26	2,000	2,393
5% 3/1/27	1,535	1,881
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	485	539
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,370	6,596

TOTAL MISSOURI		22,035

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	255	289
Series A1, 3.5% 6/1/50	3,950	4,349

TOTAL MONTANA		4,638

Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	9,765	11,085
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (a)	2,200	2,600
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	1,395	1,534
Series 2019 E, 3.75% 9/1/49 (b)	1,570	1,699
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (a)(b)	6,800	6,832

TOTAL NEBRASKA		23,750

Nevada - 2.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,141
Series 2013 A, 5% 7/1/28 (b)	1,475	1,588
Series 2014 A2, 5% 7/1/28	525	603
Series 2017 C, 5% 7/1/21 (b)	7,785	7,873
Series 2019 D, 5% 7/1/24	1,700	1,947
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,100	1,300
5% 7/1/27	2,245	2,796
Series B, 5% 7/1/24 (b)	2,080	2,365
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	835	856
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,484
5% 6/15/23	1,285	1,416
Series 2016 D, 5% 6/15/23	10,000	11,020
Series 2017 A:
5% 6/15/22	2,800	2,957
5% 6/15/26	1,285	1,556
Series 2017 C:
5% 6/15/21	9,030	9,113
5% 6/15/23	4,550	5,014
Series 2020 B, 5% 6/15/26	5,805	7,044
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,877
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,340
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,350	1,352
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	4,800	4,876
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,900	2,946

TOTAL NEVADA		80,464

New Hampshire - 0.5%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	4,455	4,655
Series 2019 A4, 2.15%, tender 7/1/24 (a)(b)	2,250	2,351
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (b)	1,120	1,257
5% 1/1/25 (Escrowed to Maturity) (b)	1,000	1,160
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,393
Series 2012, 4% 7/1/21	1,485	1,497
Series 2016:
5% 10/1/21	1,225	1,253
5% 10/1/22	900	963
5% 10/1/23	2,785	3,082

TOTAL NEW HAMPSHIRE		17,611

New Jersey - 6.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	2,445	2,530
5% 2/15/23	2,770	2,998
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,570
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,012
5% 6/1/23 (FSA Insured)	1,230	1,346
5% 6/1/24 (FSA Insured)	980	1,111
Series 2012 II, 5% 3/1/22	6,155	6,419
Series 2013 NN, 5% 3/1/27	3,250	3,505
Series 2013, 5% 3/1/23	13,920	15,159
Series 2015 XX:
4% 6/15/24	550	608
5% 6/15/26	550	641
Series 2016 BBB, 5% 6/15/23	9,010	9,904
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	10,760	10,859
Series 2016 A:
5% 7/1/21	2,150	2,172
5% 7/1/22	6,160	6,487
5% 7/1/23	3,315	3,628
5% 7/1/24	7,740	8,751
Series 2016 B, 4% 9/1/26	320	370
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/24	10,970	12,504
5% 6/1/25	16,670	19,614
5% 6/1/26	11,075	13,380
5% 6/1/27	12,500	15,438
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	3,175	3,615
Series 2019 B2, 5%, tender 7/1/25 (a)	3,890	4,568
Series 2019 B3, 5%, tender 7/1/26 (a)	2,750	3,320
Series 2012 A, 5% 7/1/24	4,000	4,233
Series 2016 A:
5% 7/1/21	170	172
5% 7/1/22	170	179
5% 7/1/23	595	652
5% 7/1/24	985	1,116
5% 7/1/24	475	538
5% 7/1/24	1,200	1,377
5% 7/1/25	515	601
5% 7/1/26	170	204
5% 7/1/27	255	305
Series 2016, 5% 7/1/25	275	321
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (b)	1,090	1,173
Series 2015 1A, 5% 12/1/24 (b)	5,015	5,777
Series 2017 1A:
5% 12/1/22 (b)	1,250	1,345
5% 12/1/23 (b)	1,930	2,157
Series 2017 1B, 5% 12/1/21 (b)	1,285	1,324
Series 2019 A:
5% 12/1/23	720	807
5% 12/1/24	950	1,100
Series 2020:
5% 12/1/22 (b)	605	651
5% 12/1/23 (b)	1,830	2,045
5% 12/1/24 (b)	1,360	1,567
5% 12/1/25 (b)	2,440	2,884
5% 12/1/26 (b)	3,165	3,820
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/21 (b)	2,120	2,157
4% 4/1/22 (b)	1,655	1,713
4% 4/1/23 (b)	1,090	1,159
4% 10/1/23 (b)	1,150	1,236
4% 4/1/25 (b)	1,405	1,550
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,423
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	2,077
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,919
Series 2016 A:
5% 6/15/22	2,630	2,778
5% 6/15/27	3,960	4,733
Series 2018 A, 5% 6/15/24	5,000	5,695
Series A:
5% 12/15/24	1,780	2,058
5% 12/15/25	1,680	1,998
5% 12/15/26	2,600	3,161
Series AA, 5% 6/15/29	1,000	1,047
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	4,888
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	990	993
5% 5/1/22	690	725
5% 5/1/23	540	590

TOTAL NEW JERSEY		230,757

New Mexico - 1.0%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	3,135	3,700
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,495	4,999
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	15,000	17,508
Series 2019 A:
4% 5/1/21	505	506
4% 11/1/21	625	639
4% 5/1/22	960	999
4% 11/1/23	710	775
4% 5/1/24	950	1,052
4% 11/1/24	1,450	1,627
4% 5/1/25	2,790	3,160

TOTAL NEW MEXICO		34,965

New York - 4.2%
Dorm. Auth. New York Univ. Rev.:
Series 1, 5% 7/1/27	2,055	2,585
Series 2016 A:
5% 7/1/22	490	518
5% 7/1/24	1,810	2,058
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,658
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	7,255	7,498
Series 2020 B, 0.85%, tender 9/1/25 (a)	18,000	17,964
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	1,067
Series 2020 A:
5% 7/1/25	750	889
5% 7/1/26	500	611
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	2,825	3,091
Series 2016 E, 5% 8/1/24	1,000	1,149
Series 2021 A1:
5% 8/1/25	5,020	5,957
5% 8/1/26	7,000	8,552
Series 2021 F1, 5% 3/1/23	555	605
Series A, 5% 8/1/26	1,000	1,222
Series A6, 5% 8/1/25	250	282
Series F1, 5% 6/1/25	350	413
Series I1, 5% 3/1/27	615	696
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	574
5% 2/15/24	750	847
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (FSA Insured)	1,000	1,164
5% 1/1/26 (FSA Insured)	1,000	1,200
5% 1/1/27 (FSA Insured)	1,000	1,232
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD:
5% 6/15/25	1,535	1,822
5% 6/15/26	6,250	7,655
New York City Transitional Fin. Auth. Rev. Series E1, 5% 2/1/26	475	555
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,740	1,787
Series 2019 B2, 5%, tender 5/1/24 (a)	2,005	2,239
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,211
5% 6/15/24	1,400	1,609
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	609
Series 2016 B1, 5% 11/15/24	670	777
Series 2017 B1, 4% 11/15/25	250	288
Series 2017 B2, 5% 11/15/23	1,350	1,512
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	3,915	4,024
Series 2012 B, 5% 11/15/22	1,955	2,096
Series 2012 E, 5% 11/15/21	2,380	2,446
Series 2014 C, 5% 11/15/21	2,740	2,816
Series 2015 A, 5% 11/15/24	1,000	1,151
Series 2016 A:
5% 11/15/23	1,975	2,198
5% 11/15/23	1,450	1,613
Series 2016 B, 5% 11/15/21	2,150	2,210
Series 2017 B:
5% 11/15/23	4,025	4,479
5% 11/15/24	665	765
New York State Dorm. Auth. Series 2019 D, 5% 2/15/25	730	856
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	3,030	3,032
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/22 (b)	700	733
5% 4/1/25 (b)	1,130	1,318
5% 10/1/26 (b)	1,580	1,920
Series 221, 3.5% 10/1/32 (b)	555	605
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (b)	250	268
5% 12/1/24 (b)	1,500	1,705
5% 12/1/25 (b)	1,300	1,515
5% 12/1/26 (b)	740	879
Series 2020 C:
5% 12/1/24	1,000	1,144
5% 12/1/25	800	938
5% 12/1/26	1,250	1,503
5% 12/1/27	1,250	1,544
New York Urban Dev. Corp. Rev.:
Series 2015 A, 5% 3/15/26	250	299
Series 2016 A, 5% 3/15/26	3,060	3,708
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (b)	625	726
5% 4/1/27 (b)	1,350	1,646
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	5,335	6,109
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,676

TOTAL NEW YORK		142,818

New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (b)	1,060	1,189
Series 185, 5% 9/1/23 (b)	1,065	1,183
Series 188, 5% 5/1/25 (b)	1,230	1,441
Series 193:
5% 10/15/25 (b)	3,550	4,219
5% 10/15/29 (b)	1,350	1,585
Series 223:
5% 7/15/25 (b)	1,500	1,769
5% 7/15/26 (b)	2,250	2,726
5% 7/15/27 (b)	1,785	2,211
5% 7/15/28 (b)	2,500	3,151

TOTAL NEW YORK AND NEW JERSEY		19,474

North Carolina - 1.7%
Durham County Gen. Oblig. Series 2021, 4% 6/1/26	1,245	1,461
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,328
5% 10/1/26 (Escrowed to Maturity)	1,360	1,668
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	304
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,738
5% 3/1/23	3,580	3,899
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	7,040	7,875
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,326
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,847
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (a)	1,110	1,338
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,061
5% 1/1/23	1,465	1,573
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	15,324
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,187
5% 6/1/26	750	919
5% 6/1/27	775	975

TOTAL NORTH CAROLINA		58,823

Ohio - 1.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,234
Series 2020:
5% 11/15/26	375	452
5% 11/15/27	185	227
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,543
Series 2020 A, 5% 12/1/23	1,045	1,172
American Muni. Pwr., Inc. Rev. Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	6,200	6,245
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,175	1,319
5% 1/1/25 (FSA Insured)	1,225	1,423
5% 1/1/26 (FSA Insured)	490	568
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,191
5% 6/15/23	1,815	1,954
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,133
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,043
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	1,200	1,208
5.25% 6/1/26	1,000	1,047
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,245
5% 8/1/28	1,000	1,270
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	716
5% 8/1/28	500	635
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	1,665	1,724
5% 1/1/23	1,955	2,117
5% 1/1/24	1,865	2,102
5% 1/1/25	2,035	2,376
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	345	390
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	1,525	1,586
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	1,075	1,117
5% 2/15/23	2,075	2,249
5% 2/15/24	3,215	3,614
5% 2/15/25	2,065	2,398
5% 2/15/26	1,285	1,538
Series 2019, 5% 2/15/29	2,220	2,538
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	481
5% 1/1/24	760	854
5% 1/1/25	1,100	1,277

TOTAL OHIO		60,986

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	564
5% 8/15/25	500	579
5% 8/15/26	800	950
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,338
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	480	481
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	904

TOTAL OKLAHOMA		4,816

Oregon - 1.4%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	2,500	2,504
Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	2,275	2,323
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	13,550	14,106
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	22,074
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	229
5% 10/1/25	225	265
5% 10/1/26	150	181
Series A, 5% 10/1/27	150	185
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,810	2,006
Port of Portland Arpt. Rev.:
Series 26 C, 5% 7/1/23 (b)	2,140	2,355
Series 27 A, 5% 7/1/26 (b)	1,515	1,825

TOTAL OREGON		48,053

Pennsylvania - 2.0%
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	228
5% 6/1/26	1,000	1,214
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,677
5% 6/1/25	1,150	1,350
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,494
Series B, 1.8%, tender 8/15/22 (a)	5,280	5,382
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	205
Series 2019, 5% 9/1/29	1,000	1,274
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.2%, tender 4/15/21 (a)(b)	4,300	4,300
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,728
Series 2010 B, 0.18%, tender 4/1/21 (a)	1,300	1,300
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	8,000	8,007
Series 2011, 2.15%, tender 7/1/24 (a)(b)	1,000	1,049
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,894
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014:
5% 12/1/21	270	279
5% 12/1/22	835	902
Series 2016 C, 5% 8/15/25	2,855	3,405
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	1,075	1,168
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,153
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	4,070	4,192
5% 12/1/21 (Escrowed to Maturity)	820	846
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (b)	600	682
Series 2017 A, 5% 7/1/24	490	560
Series 2017 B:
5% 7/1/24 (b)	4,790	5,462
5% 7/1/25 (b)	1,700	1,997
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,244
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,138
5% 9/1/25	700	818
5% 9/1/26	750	899
Series 2019 A:
5% 9/1/21	985	1,004
5% 9/1/22	1,250	1,332
5% 9/1/23	315	348
5% 9/1/24	1,050	1,195
5% 9/1/25	1,200	1,403
Series 2019 B, 5% 9/1/24	1,000	1,138
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	370
5% 3/1/26 (FSA Insured)	260	308
5% 3/1/27 (FSA Insured)	250	301
5% 3/1/28 (FSA Insured)	245	302

TOTAL PENNSYLVANIA		67,548

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	1,475	1,484
5% 5/15/22	1,955	2,052
5% 5/15/23	1,180	1,283
5% 5/15/24	2,300	2,586
5% 5/15/25	5,385	6,237
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,902
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	935	1,037
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,560	1,726
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A:
5% 12/1/23 (b)	750	835
5% 12/1/24 (b)	1,000	1,146
5% 12/1/25 (b)	1,250	1,467
5% 12/1/26 (b)	1,000	1,199
5% 12/1/28 (b)	510	629
Series A:
4% 12/1/26 (b)	1,350	1,487
5% 12/1/26 (b)	1,200	1,439
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,150
5% 6/1/26	3,425	4,036
5% 6/1/27	980	1,150

TOTAL RHODE ISLAND		38,845

South Carolina - 0.7%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,109
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,788
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,819
5% 12/1/26	1,075	1,235
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,315	1,479
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	1,075	1,158
5% 12/1/23	4,890	5,485
Series 2015 A, 5% 12/1/25	1,000	1,176
Series 2015 C, 5% 12/1/22	1,360	1,465
Series A, 5% 12/1/23	2,995	3,360

TOTAL SOUTH CAROLINA		25,074

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/21	490	500
5% 11/1/22	365	392

TOTAL SOUTH DAKOTA		892

Tennessee - 1.1%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	657
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (b)	2,000	2,409
5% 7/1/27 (b)	2,435	2,996
5% 7/1/28 (b)	3,000	3,755
5% 7/1/29 (b)	3,800	4,820
5% 7/1/30 (b)	3,000	3,852
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,286
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,453

TOTAL TENNESSEE		38,228

Texas - 10.7%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,180
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (b)	620	693
5% 11/15/24 (b)	675	779
5% 11/15/25 (b)	650	772
Series 2019, 5% 11/15/24 (b)	2,500	2,886
Austin Independent School District Series 2015 B, 5% 8/1/25	2,050	2,442
Birdville Independent School District Series 2021, 5% 2/15/26	800	968
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	1,465	1,514
5% 1/1/23	2,395	2,583
5% 1/1/24	3,295	3,686
5% 1/1/26	2,800	3,332
Series 2020 F, 5% 1/1/25	4,455	5,050
Series 2021 C, 5% 1/1/27 (d)	6,865	8,097
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,239
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,870
Collin County Series 2020:
5% 2/15/26	1,040	1,259
5% 2/15/27	2,040	2,540
Comal County Series 2017, 4% 2/1/26	1,780	2,063
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,456
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,116
Series 2020 A, 5% 2/15/25	1,330	1,563
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (b)	1,000	1,072
Series 2013 F:
5% 11/1/21	2,935	3,016
5% 11/1/22	4,890	5,255
Series 2014 B, 5% 11/1/29 (b)	1,000	1,068
Series 2014 D, 5% 11/1/23 (b)	1,905	2,124
Series 2020 A, 5% 11/1/26	1,595	1,956
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,413
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	150	156
Series B6:
5%, tender 2/15/22 (a)	3,865	4,027
5%, tender 2/15/22 (a)	3,900	4,062
Series 2021:
4% 2/15/25	1,835	2,085
4% 2/15/26	1,000	1,165
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	1,970	2,071
Series 2016, 0% 8/15/25	1,610	1,566
El Paso Independent School District Series 2020:
5% 8/15/23	500	556
5% 8/15/24	650	750
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	8,445	8,645
Series 2020 B, 0.875%, tender 8/1/25 (a)	3,960	3,964
Series D, 1.5%, tender 8/1/21 (a)	2,990	3,003
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,822
Series 2020:
5% 3/1/26	3,800	4,600
5% 3/1/27	4,050	5,038
5% 3/1/27	4,130	5,138
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	1,580	1,646
Series 2019 B, 5% 2/15/25	1,620	1,899
Series 2020, 5% 2/15/26	1,000	1,213
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,763
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (a)	6,545	8,028
Series 2020 A, 0.9%, tender 5/15/25 (a)	1,850	1,851
Series 2020 C, 5%, tender 12/1/26 (a)	7,000	8,602
Series 2014 A, 5% 12/1/26	1,085	1,250
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	3,720	3,936
Series 2018 A:
5% 7/1/23 (b)	750	825
5% 7/1/25 (b)	1,550	1,816
Series 2018 B, 5% 7/1/22	1,000	1,059
Series 2018 C:
5% 7/1/23 (b)	1,500	1,649
5% 7/1/26 (b)	500	601
5% 7/1/27 (b)	425	522
Series 2020 B, 5% 7/1/26	2,250	2,735
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,485	12,529
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,901
Series 2014 A, 4%, tender 6/1/23 (a)	6,270	6,741
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,302
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,869
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,108
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (b)	1,000	1,072
5% 11/1/23 (b)	2,125	2,362
5% 11/1/26 (b)	1,075	1,275
Lower Colorado River Auth. Rev. (Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,545
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,734
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,723
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,873
North East Texas Independent School District:
Bonds Series 2019, 2.2%, tender 8/1/24 (a)	2,345	2,454
Series 2007, 5.25% 2/1/26	1,525	1,865
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,641
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,665
Northside Independent School District Bonds:
Series 2016, 2%, tender 6/1/21 (a)	12,315	12,351
Series 2019, 1.6%, tender 8/1/24 (a)	7,840	8,108
Series 2020, 0.7%, tender 6/1/25 (a)	9,665	9,672
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,825
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	811
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	1,480	1,553
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,030	1,203
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	10,000	10,383
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	705	745
5% 7/1/22 (b)	690	729
5% 7/1/23 (b)	555	612
5% 7/1/23 (b)	505	555
5% 7/1/24 (b)	1,750	1,998
5% 7/1/24 (b)	1,000	1,138
5% 7/1/25 (b)	1,350	1,583
5% 7/1/25 (b)	1,250	1,471
5% 7/1/26 (b)	1,250	1,504
5% 7/1/26 (b)	1,500	1,813
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,976
Series 2015 D, 1.125%, tender 12/1/26 (a)	10,810	10,804
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,000
5% 9/15/22	3,365	3,588
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,920	7,997
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21 (Escrowed to Maturity)	735	748
5% 8/15/23 (Escrowed to Maturity)	980	1,090
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,756
Series 2017 A, 5% 2/15/24	1,955	2,203
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	3,252
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	770	771
Series 2020 B:
3% 8/1/25 (b)	4,210	4,631
3% 8/1/26 (b)	4,845	5,401
4% 8/1/27 (b)	5,085	6,035
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,956
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,722
Univ. of Texas Board of Regents Sys. Rev. Series 2016 J, 5% 8/15/25	5,015	5,982
Wichita Falls Independent School District Series 2021:
3% 2/1/22 (d)	1,530	1,566
4% 2/1/25 (d)	600	681
4% 2/1/26 (d)	850	989
4% 2/1/27 (d)	1,100	1,306
4% 2/1/28 (d)	900	1,087

TOTAL TEXAS		366,789

Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/26 (b)	2,550	3,076
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (a)	10,605	12,933

TOTAL UTAH		16,009

Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	316
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (b)	560	668

TOTAL VERMONT		984

Virginia - 0.8%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	589
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	390	395
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,591
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,500	1,531
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,995	3,995
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (a)	6,750	6,721
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,341
5% 6/15/25	980	1,143
5% 6/15/26	1,680	2,014
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	945	965
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (a)	3,000	2,989
Series 2010 A, 1.2%, tender 5/31/24 (a)	1,725	1,755
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	820

TOTAL VIRGINIA		26,849

Washington - 1.8%
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,208
4% 11/1/25	1,260	1,448
4% 11/1/30	1,575	1,898
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)	18,815	18,794
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	775	852
Series 2016 B:
5% 10/1/21 (b)	2,720	2,782
5% 10/1/22 (b)	2,445	2,612
5% 10/1/23 (b)	2,965	3,293
Series 2019:
5% 4/1/22 (b)	1,785	1,866
5% 4/1/23 (b)	1,985	2,157
5% 4/1/24 (b)	2,000	2,252
5% 4/1/25 (b)	2,005	2,328
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	785	813
5% 1/1/25	660	771
5% 1/1/26	390	470
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,288
Washington Gen. Oblig. Series R 2021 A, 5% 6/1/23	1,670	1,844
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	805	861
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,684
5% 8/15/26	2,560	3,049
5% 8/15/27	2,125	2,585
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	4,575	5,120

TOTAL WASHINGTON		60,975

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (a)(b)	5,650	5,661
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/22 (b)	1,440	1,548
5.25% 12/1/23 (b)	1,505	1,687
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/23	10,000	10,894
Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,319
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	300	316
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	668
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,553
Bonds:
Series 2018 B:
5%, tender 1/25/23 (a)	8,800	9,522
5%, tender 1/31/24 (a)	8,810	9,928
Series 2018 C1, 5%, tender 7/29/26 (a)	905	1,107
Series 2020 C, 5%, tender 2/15/27 (a)	5,000	5,961
Series 2014, 5% 5/1/21	625	627
Series 2019 A, 2.25% 11/1/26	1,000	996
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,401

TOTAL WISCONSIN		49,527

Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	435
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 6/1/22 (b)	1,625	1,711
5% 12/1/22 (b)	745	800

TOTAL WYOMING		2,946

TOTAL MUNICIPAL BONDS
(Cost $3,098,832)		3,182,871

Municipal Notes - 2.8%
Connecticut - 0.2%
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	6,630	$6,656
Florida - 0.3%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,800	2,800
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,975	6,975
Series XM 08 86, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,140	1,140

TOTAL FLORIDA		10,915

Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,000	1,000
Illinois - 0.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 09 17, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,620	2,620
Series XM 09 18, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,172	2,172

TOTAL ILLINOIS		6,792

New Jersey - 0.4%
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	8,800	8,834
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series XM 09 10, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
Series XM 09 12, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,600	1,600
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100

TOTAL NEW JERSEY		14,634

New York - 1.4%
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 C, 5% 9/1/21	3,435	3,495
Series 2019 D1, 5% 9/1/22	38,000	40,269
Participating VRDN:
Series XM 08 89, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
Series XM 09 35, 0.3% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	800	800
New York Thruway Auth. Gen. Rev. Participating VRDN Series XF 09 18, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	700	700
New York Trans. Dev. Corp. RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	1,235	1,272

TOTAL NEW YORK		48,636

Pennsylvania - 0.2%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,600	6,600
Texas - 0.1%
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100	1,100
TOTAL MUNICIPAL NOTES
(Cost $95,986)		96,333
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Municipal Cash Central Fund 0.09% (h)(i)
(Cost $146,745)	146,735,818	146,772
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,341,563)		3,425,976
NET OTHER ASSETS (LIABILITIES) - 0.3%		10,968
NET ASSETS - 100%		$3,436,944

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,616,000 or 0.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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